UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811 - 09571
Nuveen Senior Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Senior Income Fund (NSL) April 30, 2006

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (4)	Value

	Variable Rate Senior Loan Interests - 149.8% (91.7% of Total Investments) (2)

	Aerospace & Defense - 2.4% (1.5% of Total Investments)

$2,978	Mid-Western Aircraft Systems Inc., Term Loan B	7.318%	12/31/11	B1	$3,029,142
2,426	Vought Aircraft Industries, Inc., Term Loan	7.500%	12/22/11	B+	2,451,063
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.329%	12/22/10	B+	552,955

5,949	Total Aerospace & Defense				6,033,160

	Airlines - 2.4% (1.5% of Total Investments)

750	United Air Lines, Delayed Draw Term Loan, (5)	8.750%	2/01/12	B+	762,000
5,250	United Air Lines, Term Loan B, (5)	8.625%	2/12/12	B+	5,334,000

6,000	Total Airlines				6,096,000

	Auto Components - 9.5% (5.8% of Total Investments)

2,262	Accuride Corporation, Term Loan	6.938%	1/31/12	B+	2,292,688
1,000	Dana Corporation, DIP Term Loan B	7.220%	3/30/08	B3	1,009,063
4,224	Federal-Mogul Corporation, Term Loan A, (5)	7.250%	2/24/04	N/R	4,157,603
5,551	Federal-Mogul Corporation, Term Loan B, (5)	7.500%	2/24/05	N/R	5,477,871
1,879	Gen Tek Inc., Term Loan B	7.062%	12/31/10	B2	1,892,309
2,000	Goodyear Tire & Rubber Company, Second Lien Term Loan	7.954%	4/30/10	B2	2,030,625
1,000	Goodyear Tire & Rubber Company, Term Loan	3.764%	4/30/10	B3	1,010,179
2,086	Metalforming Technologies, Inc., Term Loan A, (5) (6)	0.000%	9/30/07	N/R	573,641
811	Metalforming Technologies, Inc., Term Loan B, (PIK) (5) (6)	0.000%	9/30/07	N/R	223,096
3,042	Tenneco Automotive Inc., Term Loan B	6.770%	12/12/10	B1	3,088,943
1,336	Tenneco Automotive Inc., Term Loan B-1	6.826%	12/12/10	B1	1,356,918
723	United Components, Inc., Term Loan C	7.220%	6/30/10	B1	729,210

25,914	Total Auto Components				23,842,146

	Beverages - 3.1% (1.9% of Total Investments)

1,957	Constellation Brands, Inc., Term Loan	6.361%	11/30/11	BB	1,973,700
5,802	Dr Pepper/Seven Up Bottling Group, Inc., Term Loan B	6.929%	12/19/10	N/R	5,851,358

7,759	Total Beverages				7,825,058

	Building Products - 4.9% (3.0% of Total Investments)

2,553	Euramax Holdings Inc., Term Loan B	7.688%	6/21/12	B2	2,590,102
1,970	Nortek, Inc., Term Loan B	6.695%	8/27/11	B	1,988,161
3,000	Stile Acquisition Corporation, Canadian Bridge Loan, WI/DD	TBD	TBD	B2	2,835,000
2,473	Stile Acquisition Corporation, Canadian Term Loan	7.106%	4/08/13	B2	2,458,984
2,477	Stile Acquisition Corporation, Term Loan B	7.106%	4/08/13	B2	2,463,173

12,473	Total Building Products				12,335,420

	Capital Markets - 0.8% (0.5% of Total Investments)

2,000	Ameritrade Holdings Corporation, Term Loan	6.490%	12/31/12	BB	2,010,250

	Chemicals - 5.2% (3.2% of Total Investments)

2,403	Celanese Holdings LLC, Term Loan C	6.979%	4/06/11	B+	2,441,870
1,007	Huntsman International LLC, Term Loan	6.679%	8/16/12	BB-	1,013,561
2,000	ISP Chemco Inc., Term Loan	6.500%	2/16/13	BB-	2,018,438
3,960	Mosaic Company, Term Loan	6.193%	2/21/12	Ba2	4,000,095
1,980	Rockwood Specialties Group, Inc., Term Loan E	7.126%	7/30/12	B+	2,007,535
1,500	Wellman Inc., First Lien Term Loan	8.680%	2/10/09	B+	1,522,500

12,850	Total Chemicals				13,003,999

	Commercial Services & Supplies - 6.0% (3.7% of Total Investments)

2,775	Acco Brands, Term Loan B	6.674%	8/17/12	BB-	2,801,016
1,472	Allied Waste North America, Inc., Letter of Credit	5.750%	3/21/12	B1	1,478,390
3,790	Allied Waste North America, Inc., Term Loan B	6.759%	1/15/12	B1	3,809,228
3,930	National Equipment Services, Inc., Term Loan	10.498%	8/17/10	B3	3,984,038
2,000	Williams Scotsman, Inc., Term Loan B	7.126%	6/28/10	B2	2,018,750
988	Workflow Management, Inc., Term Loan	9.126%	11/30/11	B2	989,969

14,955	Total Commercial Services & Supplies				15,081,391

	Construction & Engineering - 0.8% (0.5% of Total Investments)

1,916	Maxim Crane Works, Term Loan	6.936%	2/23/10	B-	1,944,023

	Containers & Packaging - 4.4% (2.7% of Total Investments)

4,938	Graham Packaging Company, L.P., Term Loan B	7.108%	10/07/11	B	4,999,732
2,857	Graham Packaging Company, L.P., Term Loan C	9.250%	3/15/12	CCC+	2,930,357
437	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	2.350%	11/01/11	B+	443,009
1,804	Smurfit-Stone Container Corporation, Term Loan B	7.193%	11/01/11	B+	1,829,997
537	Smurfit-Stone Container Corporation, Term Loan C	7.125%	11/01/11	B+	544,711
192	Smurfit-Stone Container Corporation, Tranche C-1	7.125%	11/01/11	B+	194,811

10,765	Total Containers & Packaging				10,942,617

	Diversified Telecommunication Services - 3.2% (2.0% of Total Investments)

1,975	Intelsat, Ltd., Term Loan B	6.750%	7/06/11	B	1,994,134
800	Qwest Corporation, Term Loan A	9.651%	6/30/07	Ba3	820,334
5,000	Qwest Corporation, Term Loan B	6.950%	6/30/10	Ba3	5,094,270
5,000	WCI Capital Corporation, Term Loan B, (5) (6)	0.000%	9/30/07	N/R	187,500

12,775	Total Diversified Telecommunication Services				8,096,238

	Electric Utilities - 0.9% (0.6% of Total Investments)

1,357	Allegheny Energy Supply Company, LLC, Term Loan C	6.342%	3/08/11	Ba2	1,361,228
178	Astoria Generating Company, Letter of Credit	6.940%	2/23/13	B1	180,034
822	Astoria Generating Company, Term Loan B	6.940%	2/23/13	B1	833,300

2,357	Total Electric Utilities				2,374,562

	Electrical Equipment - 1.9% (1.2% of Total Investments)

2,985	Mueller Group, Inc., Term Loan	7.263%	10/03/12	B+	3,028,970
1,583	Sensus Metering Systems Inc., Term Loan B-1	7.429%	12/17/10	B2	1,600,413
210	Sensus Metering Systems Inc., Term Loan B-2	7.351%	12/17/10	B2	212,582

4,778	Total Electrical Equipment				4,841,965

	Electronic Equipment & Instruments - 0.8% (0.5% of Total Investments)

2,000	Sensata Technologies B.V., Term Loan, WI/DD	TBD	TBD	B1	2,013,438

	Food Products - 4.4% (2.7% of Total Investments)

465	Dole Foods Company Inc., Deposit-Funded Commitment	4.920%	4/12/13	BB-	465,795
1,047	Dole Foods Company Inc., Term Loan B	6.808%	4/12/13	BB-	1,048,038
3,488	Dole Foods Company Inc., Term Loan C	6.724%	4/12/13	B+	3,493,460
5,000	Dole Holding Company, LLC, Term Loan	9.938%	7/21/10	B3	5,159,375
975	Michael Foods, Inc., Term Loan B	6.698%	11/20/10	B+	987,849

10,975	Total Food Products				11,154,517

	Health Care Equipment & Supplies - 0.6% (0.4% of Total Investments)

1,541	Kinetic Concepts, Inc., Term Loan B-2	6.730%	8/11/10	Ba3	1,560,468

	Health Care Providers & Services - 12.1% (7.4% of Total Investments)

5,349	Community Health Systems, Inc., Term Loan	6.560%	8/19/11	BB-	5,405,935
4,900	Davita Inc., Term Loan B	6.933%	10/05/12	B1	4,958,951
2,000	Fresenius Medical Care AG & Co. KGaA, Term Loan	6.384%	3/31/13	BB	2,004,167
2,000	HealthSouth Corporation, Term Loan	8.150%	3/10/13	B2	2,024,464
1,965	IASIS Healthcare LLC, Term Loan B	7.264%	6/22/11	B+	1,993,247
3,980	LifeCare Holdings Inc., Term Loan B	7.070%	8/11/12	B	3,786,805
2,154	Psychiatric Solutions Inc., Term Loan B	6.360%	7/01/12	B+	2,184,808
2,970	Select Medical Corporation, Term Loan	6.524%	2/24/12	B1	2,948,549
4,945	Vanguard Health Holding Company, LLC, Replacement Term Loan	6.950%	9/23/11	B	5,013,951

30,263	Total Health Care Providers & Services				30,320,877

	Hotels, Restaurants & Leisure - 16.8% (10.3% of Total Investments)

5,000	24 Hour Fitness Worldwide, Inc., Term Loan B	7.850%	6/08/12	B	5,070,835
1,806	Ameristar Casinos, Inc., Term Loan B	6.500%	10/06/12	Ba3	1,823,195
3,970	CCM Merger, Inc., Term Loan B	6.924%	7/26/12	B+	4,002,264
2,700	Hilton Hotels Corporation, Term Loan B	6.247%	2/27/13	Ba2	2,714,850
1,975	Isle of Capri Casinos, Inc., Term Loan	6.764%	4/26/08	BB-	2,002,403
4,384	Jack in the Box Inc., Term Loan	6.519%	1/08/11	BB	4,432,347
7,981	OpBiz, LLC, Term Loan A	7.990%	8/31/10	B-	7,820,960
21	OpBiz, LLC, Term Loan B (PIK)	8.990%	8/31/10	B-	20,571
3,980	Penn National Gaming, Inc., Term Loan B	6.662%	10/03/12	BB	4,036,592
2,000	Pinnacle Entertainment Inc., Term Loan	6.930%	12/14/11	B1	2,018,125
1,949	Resorts International Hotel and Casino Inc., Term Loan B	8.980%	4/26/12	CCC+	1,973,593
3,634	Resorts International Hotel and Casino Inc., Term Loan C	15.979%	3/31/13	CCC-	3,691,764
427	Venetian Casino Resort, LLC, Delayed Draw Term Loan	6.730%	6/15/11	BB-	432,392
2,073	Venetian Casino Resort, LLC, Term Loan	6.730%	6/15/11	BB-	2,097,101

41,900	Total Hotels, Restaurants & Leisure				42,136,992

	Household Durables - 4.6% (2.8% of Total Investments)

5,000	Armstrong Holdings Inc., Revolver, (5) (6)	0.000%	7/31/06	Caa3	3,640,000
3,307	Sealy Mattress Company, Term Loan D	6.623%	4/06/12	B+	3,349,617
4,500	Shea Homes Inc., Term Loan	6.690%	10/27/11	BB-	4,477,500

12,807	Total Household Durables				11,467,117

	Household Products - 1.6% (1.0% of Total Investments)

1,960	Prestige Brands, Inc., Term Loan B	7.235%	4/06/11	B+	1,986,541
2,000	Spectrum Brands, Term Loan, WI/DD	TBD	TBD	B-	2,015,000

3,960	Total Household Products				4,001,541

	Independent Power Producers & Energy Traders - 0.4% (0.2% of Total Investments)

520	Covanta Energy Corporation, Letter of Credit	7.960%	6/24/12	B+	528,455
373	Covanta Energy Corporation, Term Loan B	7.961%	6/24/12	B-	378,692

893	Total Independent Power Producers & Energy Traders				907,147

	Industrial Conglomerates - 0.4% (0.2% of Total Investments)

971	Covalence Specialty Materials Corporation, Term Loan B	6.688%	2/16/13	B+	982,054

	Insurance - 2.4% (1.5% of Total Investments)

5,989	Conseco, Inc., Term Loan	6.651%	6/22/10	BB-	6,044,357

	IT Services - 3.0% (1.8% of Total Investments)

2,393	Fidelity National Information Services, Term Loan B	6.602%	3/09/13	BB+	2,411,331
4,963	SunGard Data Systems Inc., Term Loan B	7.215%	2/11/13	B+	5,025,861

7,356	Total IT Services				7,437,192

	Leisure Equipment & Products - 0.4% (0.2% of Total Investments)

993	Mega Bloks, Term Loan B	6.911%	7/26/12	BB-	1,001,805

	Machinery - 1.0% (0.6% of Total Investments)

760	Dresser-Rand Group, Inc., Term Loan	6.924%	10/10/10	B+	773,472
1,734	Rexnord Corporation, Replacement Term Loan	7.108%	12/31/11	B+	1,755,727

2,494	Total Machinery				2,529,199

	Media - 27.4% (16.8% of Total Investments)

4,500	American Media Operations, Inc., Term Loan	8.120%	1/30/13	B	4,557,938
1,844	Blockbuster, Inc., Term Loan B	8.732%	8/20/11	B-	1,845,701
5,000	Cablevision Systems Corporation, Incremental Term Loan	6.664%	3/24/13	Ba3	5,027,603
6,000	Century Cable Holdings LLC, Discretionary Term Loan, (5)	8.750%	12/31/09	N/R	5,862,000
1,640	Century Cable Holdings LLC, Revolver, (5) (7)	8.750%	10/25/10	N/R	1,588,067
2,000	Century Cable Holdings LLC, Revolver, (5) (7)	8.750%	10/25/10	N/R	1,936,667
4,906	Charter Communications Inc., Term Loan, WI/DD	TBD	TBD	B	4,932,583
2,246	Dex Media East LLC, Term Loan B	6.340%	11/10/08	BB	2,258,356
4,172	Dex Media West, LLC, Term Loan B	6.415%	3/09/10	BB	4,196,834
863	Emmis Operating Company, Term Loan	6.718%	11/10/11	B+	869,409
1,995	Gray Television, Inc., Term Loan B	6.490%	11/22/12	BB-	2,008,716
5,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	7.229%	4/08/12	B+	5,060,938
5,970	Primedia Inc., Term Loan	7.090%	9/30/13	N/R	5,920,249
4,315	R. H. Donnelley Inc., Tranche D	6.441%	6/30/11	Ba3	4,338,278
2,970	Rainbow Media Holdings LLC, Term Loan	7.563%	3/31/12	Ba3	3,007,434
4,632	Regal Cinemas Corporation, Term Loan	6.479%	11/10/10	BB-	4,667,741
1,718	Sun Media Corporation, Term Loan B	6.418%	2/07/09	BB	1,735,142
1,500	UPC Broadband Holding BV, Term Loan J2, WI/DD	TBD	TBD	B	1,513,437
1,500	UPC Broadband Holding BV, Term Loan K2, WI/DD	TBD	TBD	B	1,513,437
3,000	UPC Financing Partnership, Term Loan H2	7.330%	9/30/12	B	3,019,376
2,935	WMG Acquisition Corp., Term Loan	6.805%	2/28/11	B+	2,968,615

68,706	Total Media				68,828,521

	Metals & Mining - 1.1% (0.6% of Total Investments)

1,876	Amsted Industries Incorporated, Delayed Draw Term Loan, (8) (9)	2.000%	4/05/11	B1	(2,345)
2,626	Amsted Industries Incorporated, Term Loan B	7.002%	4/05/13	B1	2,664,253

4,502	Total Metals & Mining				2,661,908

	Multiline Retail - 0.6% (0.4% of Total Investments)

1,500	Sears Canada Inc., Term Loan	6.712%	12/15/12	BB+	1,518,750

	Multi-Utilities - 1.6% (1.0% of Total Investments)

743	NRG Energy Inc., Credit-Linked Deposit	6.979%	2/01/13	BB-	751,587
3,257	NRG Energy Inc., Term Loan	6.820%	2/01/13	BB-	3,296,480

4,000	Total Multi-Utilities				4,048,067

	Oil, Gas & Consumable Fuels - 5.1% (3.1% of Total Investments)

3,990	Citgo Petroleum Corporation, Term Loan	6.213%	11/15/12	Ba1	4,005,461
800	Coffeyville Resources LLC, Letter of Credit	7.400%	7/08/11	B1	812,250
1,191	Coffeyville Resources LLC, Term Loan B	7.503%	7/08/12	B1	1,209,260
1,125	El Paso Corporation, Deposit-Funded Commitment	4.290%	11/23/09	B3	1,138,125
1,643	El Paso Corporation, Term Loan	7.750%	11/23/09	B3	1,663,031
774	Targa Resources Inc., Synthetic Letter of Credit	7.229%	10/31/12	B+	784,274
3,210	Targa Resources Inc., Term Loan B	7.260%	10/31/12	B+	3,251,471

12,733	Total Oil, Gas & Consumable Fuels				12,863,872

	Paper & Forest Products - 3.9% (2.4% of Total Investments)

1,096	Boise Cascade Holdings, LLC, Term Loan D	6.750%	3/29/11	Ba3	1,111,501
3,990	Georgia-Pacific Corporation, Term Loan B	6.885%	12/20/12	BB-	4,016,807
2,000	Georgia-Pacific Corporation, Term Loan C	7.939%	12/23/13	B+	2,045,769
2,568	NewPage Corporation, Term Loan B	7.960%	5/02/11	B	2,577,842

9,654	Total Paper & Forest Products				9,751,919

	Pharmaceuticals - 0.9% (0.5% of Total Investments)

1,980	Talecris Biotherapeutics Inc., Term Loan B	8.022%	3/31/10	N/R	1,989,900

	Real Estate Management & Development - 5.9% (3.6% of Total Investments)

4,000	Capital Automotive LP., Term Loan	6.580%	12/16/10	BB+	4,037,300
459	Lion Gables, Term Loan	6.590%	9/30/06	Ba2	461,689
4,527	LNR Property Corporation, Term Loan	7.831%	2/03/08	B2	4,569,273
2,722	LNR Property Corporation, Term Loan B	10.080%	2/03/08	B2	2,745,973
3,000	Trizec Properties Inc., Term Loan, WI/DD	TBD	TBD	Ba2	3,003,282

14,708	Total Real Estate Management & Development				14,817,517

	Specialty Retail - 3.9% (2.4% of Total Investments)

1,318	Micro Warehouse, Inc., Term Loan B, (5) (6)	0.000%	1/30/07	N/R	39,534
3,999	Norwood Promotional Products, Term Loan A	11.188%	8/16/09	N/R	3,974,497
5,633	Norwood Promotional Products, Term Loan B	6.000%	8/16/11	N/R	1,675,959
2,000	Toys “R” Us, Inc., Term Loan	7.826%	12/09/08	B-	2,003,438
1,995	TravelCenters of America Inc., Term Loan	6.620%	12/01/11	B1	2,017,943

14,945	Total Specialty Retail				9,711,371

	Textiles, Apparel & Luxury Goods - 3.8% (2.2% of Total Investments)

1,000	Burlington Coat Factory Warehouse Corporation, Term Loan	7.160%	5/28/13	B	998,750
5,162	Visant Holding Corporation, Term Loan C	7.068%	7/29/10	B+	5,231,466
3,360	William Carter Company, Term Loan B	6.705%	7/14/12	B1	3,394,606

9,522	Total Textiles, Apparel & Luxury Goods				9,624,822

	Trading Companies & Distributors - 1.6% (1.0% of Total Investments)

1,980	Ashtead Group Public Limited Company, Term Loan	6.500%	11/12/09	Ba3	2,002,894
393	Brenntag Holdings, Acquisition Facility Term Loan	7.440%	1/20/14	B2	398,127
1,607	Brenntag Holdings, Term Loan	7.440%	1/20/14	B-	1,633,793

3,980	Total Trading Companies & Distributors				4,034,814

$388,863	Total Variable Rate Senior Loan Interests (cost $383,551,482)				375,834,994

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Corporate Bonds - 10.6% (6.5% of Total Investments)

	Hotels, Restaurants & Leisure - 4.5% (2.8% of Total Investments)

$7,000	MGM Mirage Inc.	9.750%	6/01/07	Ba3	$7,297,500
1,500	Mirage Resorts	7.250%	10/15/06	BB	1,515,000
2,400	Park Place Entertainment	8.875%	9/15/08	BB+	2,550,000

10,900	Total Hotels, Restaurants & Leisure				11,362,500

	Machinery - 0.8% (0.5% of Total Investments)

2,000	Navistar International Corporation, Series B	9.375%	6/01/06	BB-	2,011,250

	Media - 2.7% (1.6% of Total Investments)

1,930	AMC Entertainment Inc.	9.875%	2/01/12	B3	1,958,950
2,000	Cablevision Systems Corporation, Floating Rate Note, 4.500% plus six-month LIBOR, Series B	9.720%	4/01/09	B+	2,125,000
2,500	Primedia Inc., Floating Rate Note, 5.375% plus three-month LIBOR, 144A	10.505%	5/15/10	B	2,568,750

6,430	Total Media				6,652,700

	Semiconductors & Equipment - 0.2% (0.1% of Total Investments)

500	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR, 144A	10.630%	6/01/13	B	529,375

	Wireless Telecommunication Services - 2.4% (1.5% of Total Investments)

6,000	Dobson Communications Corporation, Floating Rate Note, 4.250% plus three-month LIBOR	9.380%	10/15/12	CCC	6,120,000

$25,830	Total Corporate Bonds (cost $26,409,179)				26,675,825

Shares	Description (1)				Value

	Investment Companies - 0.6% (0.3% of Total Investments)

205,050	ING Prime Rate Trust				$1,423,047

	Total Investment Companies (cost $1,432,329)				1,423,047

Shares	Description (1)				Value

	Common Stocks - 0.0% (0.0% of Total Investments)

	Auto Components - 0.0% (0.0% of Total Investments)

279,642	Metalforming Technologies Inc., (5) (6) (10)				$—

	Total Common Stocks (cost $0)				—

Shares	Description (1)				Value

	Warrants - 0.0% (0.0% of Total Investments)

5,672	Reliant Energy Inc.				$36,868

	Total Warrants (cost $40,254)				36,868

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments - 2.5% (1.5% of Total Investments)

$6,260	Repurchase Agreement with State Street Bank, dated 4/28/06, repurchase price $6,262,267, collateralized by $6,420,000 U.S. Treasury Bills, 0.000%, due 6/08/06, value $6,387,900	4.450%	5/01/06		$6,259,946

	Total Short-Term Investments (cost $6,259,946)				6,259,946

	Total Investments (cost $417,693,190) – 163.5%				410,230,680

	Borrowing Payable – (41.1)% (11)				(103,000,000)

	Other Assets Less Liabilities – (4.1)%				(10,346,367)

	Preferred Shares, at Liquidation Value – (18.3)%				(46,000,000)

	Net Assets Applicable to Common Shares – 100%				$250,884,313

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(5)	At or subsequent to April 30, 2006, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing. Non-income producing, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(7)	Position represents a participation commitment outstanding at April 30, 2006.

	Commitment
Counterparty	Amount	Value

Morgan Stanley	$1,640,000	$1,588,067
Bear, Stearns & Co., Inc.	2,000,000	1,936,667

(8)	Position represents an unfunded Senior Loan commitment outstanding at April 30, 2006. At April 30, 2006, the Fund had unfunded Senior Loan commitments of $1,876,069.

(9)	Negative value represents unrealized depreciation on Senior Loan commitment at April 30, 2006.

(10)	Valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(11)	Borrowings payable as a percentage of total investments is (25.1%).

WI/DD	Purchased on a when-issued or delayed delivery basis.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(PIK)	In lien of cash payment, interest accrued on “Payment in Kind” investment increases principal outstanding.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2006, the cost of investments was $417,693,190.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

Gross unrealized:
Appreciation	$5,527,754
Depreciation	(12,990,264)

Net unrealized appreciation (depreciation) of investments	$(7,462,510)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Senior Income Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date June 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 28, 2006

*	Print the name and title of each signing officer under his or her signature.